SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION	12 Months Ended
Dec. 31, 2014
Supplementary Statement Of Balance Sheet Information [Abstract]
SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION
NOTE 3   SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION
	December 31,
	2014	2013
	U.S. dollars in thousands
a. Other current assets
Government institutions	1,026	856
Prepaid expenses	1,948	1,260
Deferred taxes	605	3,025
Other account receivables	5,277	1,263
Other	964	621
	9,820	7,025
b. Property and equipment, net
Computers and electronic equipment	13,848	9,323
Vehicles	617	656
Office furniture and equipment	665	541
Leasehold improvements	3,839	2,928
Equipment	476	356
	19,445	13,804
Less – accumulated depreciation and amortization	10,658	8,107
	8,787	5,697

Depreciation expense totaled $2,551 thousand, $1,694 thousand and $1,245 thousand in the years ended December 31, 2014, 2013, and 2012, respectively.

	December 31,
	2014	2013
	U.S. dollars in thousands
c. Account payable and accrued expenses
Account payable	12,016	7,550
Accrued expenses	5,854	3,546
	17,870	11,096
d. Other current Liabilities
Institutions	2,215	90
Deferred income	1,303	1,052
Advances from customers	1,180	299
Other	1,041	—
	5,739	1,441